PAUZE` FUNDS

                              PAUZE` TOMBSTONE FUND

                                    FORM N-1A

                              CROSS REFERENCE SHEET

FORM N-1A
PART A    CAPTION OR
ITEM NO.  LOCATION IN PROSPECTUS
--------- ----------------------------------------------------------------------

     1    Cover Page

     2    Summary of Fees and Expenses

     3    NONE

     4 The Fund; Investment Objective and Risk Considerations; Investment Policies and Risks; Management of the Fund; General Information

     5    Management of the Fund

     5a   NONE

     6 General Information; How to Redeem Shares; Shareholder Services; Distributions and Taxes

     7 How to Purchase Shares; Additional Information About Purchases; Reductions and Waivers of the Sales Charge; Other Policies that Affect your Sales Charge; How to Redeem Shares; Rule 12b-1 Distribution Plan; Valuing Fund Shares; Supplement to Prospectus

     8    How to Redeem Shares

     9    NONE

    16    Management of the Fund

    19    Valuing Fund Shares

FORM N-1A
PART B    CAPTION OR LOCATION IN
ITEM NO.  STATEMENT OF ADDITIONAL INFORMATION
--------- ----------------------------------------------------------------------

    10    Cover Page

    11    Table of Contents

    12    NONE

    13    Investment Objective and Policies; Investment Limitations

    14    Management of the Fund

    15    NONE

    16 Investment Advisory Services; Administrative Services; Rule 12b-1 Distribution Plan; Custodian; Independent Accountants

    17    Portfolio Transactions

    18    General Information

    19    NONE

    20    Tax Status

    21    Rule 12b-1 Distribution Plan

    22    Calculation of Performance Data

    23    NONE

                       SUPPLEMENT DATED NOVEMBER 18, 1997
                                       TO
                              PAUZE` TOMBSTONE FUND(TM)
                          PROSPECTUS, DATED MAY 1, 1997

     The following language should be read in conjunction with the Sections entitled "Investment Objective and Risk Considerations", pages 4-5 of the Prospectus, "Index Performance", pages 5-6 of the Prospectus and "Investment Policies and Risks", pages 6-8 of the Prospectus:

     Under normal market conditions, the Fund will invest in the common stocks of the companies that comprise the Pauze` Tombstone Common Stock Index(TM) (the "Index") in approximately the same proportions as those common stocks have in the Index. However, when the Adviser determines that market conditions so warrant, the Fund's investments in those common stocks may vary from their proportions in the Index, and at times such variance may be significant. Any such variance will make it more likely that the Fund's performance will vary from the performance of the Index.